Hedging activities and derivatives - Summary Of Hedge Reserve Movement (Detail) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about hedges [line items]
Beginning balance	₨ 78,848,000	₨ 81,844,000	₨ 78,084,000
Gain / (loss) recognised on cash flow hedges	(5,065,000)	2,220,000	(240,000)
(Gain) / loss reclassified to profit or loss (under head finance costs)	539,000	1,000,000	110,000
Amount reclassified to profit or loss as option premium amortisation (under head finance costs)	1,465,000
Income tax relating on cash flow hedges	(1,532,000)	1,856,000	(92,000)
Closing balance	(4,072,000)	(636,000)	(258,000)
Ending balance	64,745,000	78,848,000	81,844,000
Cash Flow Hedge Reserve
Disclosure of detailed information about hedges [line items]
Beginning balance	(300,000)	(429,000)	(271,000)
Gain / (loss) recognised on cash flow hedges	(5,104,000)	1,373,000	(760,030)
(Gain) / loss reclassified to profit or loss (under head finance costs)	(58,000)	8,000	(5,000)
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)	(9,000)	559,000	230,180
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	106,000	280,000	295,210
Income tax relating on cash flow hedges	1,365,000	(2,157,000)	61,000
Closing balance	(4,000,000)	(366,000)	(450,000)
Less: Non-controlling interest movement	(61,000)	66,000	21,000
Ending balance	(4,061,000)	(300,000)	(429,000)
Cost Of Hedge Reserve On Cash Flow Hedges
Disclosure of detailed information about hedges [line items]
Beginning balance	(785,250)	(82,000)
Effective portion of changes in fair value	(2,353,510)	(2,119,000)	(178,000)
Amount reclassified to profit or loss as option premium amortisation (under head finance costs)	1,772,730	1,119,000	69,000
Amount transferred to property, plant and equipment	42,000
Income tax relating on cash flow hedges	166,790	301,000	31,000
Closing balance	(1,157,000)	(781,000)	(78,000)
Less: Non-controlling interest movement	(4,000)	(4,000)	(4,000)
Ending balance	(1,161,000)	(785,250)	(82,000)
Total Hedge Reserve [Member]
Disclosure of detailed information about hedges [line items]
Beginning balance	(1,085,000)	(511,000)	(271,000)
OCI for the year	(4,072,000)	(636,000)	(258,000)
Attributable to non-controlling interests	(65,000)	62,000	17,000
Ending balance	₨ (5,222,000)	₨ (1,085,000)	₨ (511,000)